UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549



Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3-31-10_
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement. [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: _Biondo Investment Advisors, LLC_
Address: PO Box 909, 540 Routes 6 & 209, Milford, PA  18337_
Form 13F File Number:  28-13475____________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Eugenia S. Pavek______________
Title: Chief Compliance Officer___________________
Phone: 570-296-5525________________________________________
Signature, Place, and Date of Signing:
Eugenia S. Pavek
Milford, PA
5-5-10
[Signature]
 [City, State]
 [Date]
Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: none______________
Form 13F Information Table Entry Total: 66_____________
Form 13F Information Table Value Total: $281,816(thousands)
List of Other Included Managers: None

Name of Issuer                 Title of Class CUSIP        Value (x$1000) Shares / Prn Amt Sh / Prn Put /
Call Investment Discretion Other Managers Sole       Shared     None
AMERICAN EXPRESS CO            CS             025816109    271            6575             SH
                  Sole                                 6575       0          0
AMGEN INC                      CS             031162100    15510          259195           SH
                  Sole                                 257695     0          1500

APPLE COMPUTER INC             CS             037833100    16269          69230            SH
                  Sole                                 68630      0          600
BERKSHIRE HATHAWAY INC DEL CL  CS             084670702    7721           95000            SH
                  Sole                                 92900      0          2100
BLDRS INDEX FDS TR ASIA 50 ADR ETF            09348R102    658            24665            SH
                 Sole                                 24665      0          0
BLDRS INDEX FDS TR EMER MK 50  ETF            09348R300    697            15840            SH
                  Sole                                 15840      0          0
BOEING CO                      CS             097023105    8279           114020           SH
                  Sole                                 114020     0          0
BP PLC                         ADR            055622104    201            3525             SH
                  Sole                                 3525       0          0
CABLEVISION SYS CORP           CS             12686C109    3321           137588           SH
                  Sole                                 137588     0          0
CELGENE CORP                   CS             151020104    2303           37165            SH
                  Sole                                 37165      0          0
COLGATE PALMOLIVE CO           CS             194162103    6553           76855            SH
                  Sole                                 76205      0          650
CORE LABORATORIES N V          CS             N22717107    262            2000             SH
                  Sole                                 2000       0          0
CVS CORP                       CS             126650100    5674           155185           SH
                  Sole                                 153985     0          1200
DENDREON CORP                  CS             24823Q107    2547           69845            SH
                  Sole                                 68895      0          950
DRESSER-RAND GROUP INC         CS             261608103    4087           130075           SH
                  Sole                                 130075     0          0
EXXON MOBIL CORP               CS             30231G102    1630           24332            SH
                  Sole                                 24332      0          0
FEDEX CORP                     CS             31428X106    1323           14160            SH
                  Sole                                 14160      0          0
FORD MTR CO DEL                CS             345370860    20019          1592575          SH
                  Sole                                 1580575    0          12000
FORD MTR CO DEL SR NT CV . 201 CB             345370CN8    748            500000           PRN
                 Sole                                 500000     0          0
FOSTER WHEELER AG              CS             H27178104    2942           108400           SH
                  Sole                                 107550     0          850
GENERAL ELEC CO                CS             369604103    212            11675            SH
                  Sole                                 11675      0          0
GENZYME CORP                   CS             372917104    6081           117335           SH
                  Sole                                 115935     0          1400
GOLDMAN SACHS GROUP INC        CS             38141G104    7675           44980            SH
                  Sole                                 44530      0          450
GOOGLE INC                     CS             38259P508    8791           15502            SH
                  Sole                                 15202      0          300
GREEN MTN COFFEE ROASTERS IN   CS             393122106    913            9425             SH
                  Sole                                 9425       0          0
HALLIBURTON CO                 CS             406216101    3470           115170           SH
                  Sole                                 115170     0          0
IDEXX LABS INC                 CS             45168D104    11221          194975           SH
                  Sole                                 193575     0          1400
ILLUMINA INC                   CS             452327109    360            9250             SH
                  Sole                                 9250       0          0
INTEL CORP                     CS             458140100    1795           80515            SH
                  Sole                                 80515      0          0
INTUITIVE SURGICAL INC         CS             46120E602    32082          92155            SH
                  Sole                                 91255      0          900
ISHARES TR 1-3 YR TRS BD       ETF            464287457    279            3346             SH
                  Sole                                 3346       0          0
ISHARES TR MSCI EAFE IDX       ETF            464287465    619            11050            SH
                  Sole                                 11050      0          0
J P MORGAN CHASE AND CO        CS             46625H100    14220          317756           SH
                  Sole                                 316241     0          1515
JOHNSON AND JOHNSON            CS             478160104    805            12350            SH
                  Sole                                 12350      0          0
JOHNSON CTLS INC               CS             478366107    3451           104600           SH
                  Sole                                 104600     0          0
JPMORGAN CHASE AND CO          WT             46634E114    14158          921148           SH
                  Sole                                 916293     0          4855
LAM RESEARCH CORP              CS             512807108    202            5404             SH
                  Sole                                 5404       0          0
MADISON SQUARE GARDEN INC      CS             55826P100    355            16314            SH
                  Sole                                 16314      0          0
MASTERCARD INC                 CS             57636Q104    13571          53430            SH
                  Sole                                 52930      0          500
MERCK & CO INC NEW             CS             58933Y105    381            10200            SH
                  Sole                                 10200      0          0
MICROSOFT CORP                 CS             594918104    1206           41175            SH
                  Sole                                 41175      0          0
MONSANTO CO NEW                CS             61166W101    6380           89330            SH
                  Sole                                 88405      0          925
NBT BANCORP INC                CS             628778102    366            16000            SH
                  Sole                                 16000      0          0
NOVELLUS SYS INC               CS             670008101    250            10000            SH
                  Sole                                 10000      0          0
NUVASIVE INC                   CS             670704105    3070           67915            SH
                  Sole                                 67065      0          850
PEPSICO INC                    CS             713448108    607            9175             SH
                  Sole                                 8675       0          500
PETROLEO BRASILEIRO SA PETRO   ADR            71654V408    1534           34475            SH
                  Sole                                 34475      0          0
PHILIP MORRIS INTL INC         CS             718172109    238            4565             SH
                  Sole                                 4565       0          0
PNC FINL SVCS GROUP INC        CS             693475105    388            6500             SH
                  Sole                                 6500       0          0
POWERSHARES ETF TRUST GOLDEN D ETF            73935X401    734            29610            SH
                  Sole                                 29610      0          0
PROCTER AND GAMBLE CO          CS             742718109    413            6520             SH
                  Sole                                 6520       0          0
QUALCOMM INC                   CS             747525103    8723           207890           SH
                  Sole                                 207890     0          0
RANGE RES CORP                 CS             75281A109    6868           146535           SH
                  Sole                                 145210     0          1325
RESEARCH IN MOTION LTD         CS             760975102    5829           78800            SH
                  Sole                                 78300      0          500
SCHLUMBERGER LTD               CS             806857108    562            8850             SH
                  Sole                                 7850       0          1000
SIRIUS XM RADIO INC            CS             82967N108    31             35500            SH
                  Sole                                 35500      0          0
SMUCKER J M CO                 CS             832696405    1409           23390            SH
                  Sole                                 23390      0          0
STRYKER CORP                   CS             863667101    556            9725             SH
                  Sole                                 9725       0          0
SUNPOWER CORP                  CS             867652109    2392           127445           SH
                  Sole                                 125645     0          1800
TRANSOCEAN LTD ZUG             CS             H8817H100    911            10542            SH
                  Sole                                 10542      0          0
UNITED THERAPEUTICS CORP DEL   CS             91307C102    9394           169780           SH
                  Sole                                 168380     0          1400
VERTEX PHARMACEUTICALS INC     CS             92532F100    5425           132740           SH
                  Sole                                 131540     0          1200
VISA INC                       CS             92826C839    273            3000             SH
                  Sole                                 3000       0          0
WAL MART STORES INC            CS             931142103    463            8330             SH
                  Sole                                 8330       0          0
WELLS FARGO AND CO NEW         CS             949746101    684            21972            SH
                  Sole                                 19772      0          2200
YUM BRANDS INC                 CS             988498101    1454           37945            SH
                  Sole                                 37945      0          0
REPORT SUMMARY: 66 DATA RECORDS    281816         0 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.     0 0 0
